Note 12 - Commitments, Contingencies and Guarantees (Details) - Lease Obligations (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015
Note 12 - Commitments, Contingencies and Guarantees (Details) - Lease Obligations [Line Items]
2016	$ 5,116
2017	3,323
2018	2,092
2019	1,181
2020	215
11,927
Operating Leases [Member]
Note 12 - Commitments, Contingencies and Guarantees (Details) - Lease Obligations [Line Items]
2016	4,845
2017	3,189
2018	2,026
2019	1,181
2020	215
11,456
Capital Leases [Member]
Note 12 - Commitments, Contingencies and Guarantees (Details) - Lease Obligations [Line Items]
2016	271
2017	134
2018	66
$ 471